Supplemental information on oil and gas producing activities (Details 3) - gal		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,659	1,598	1,849
Proved Reserves, Revisions of Previous Estimates	[1]	121	175	(54)
Proved Reserves, Improved Recovery		129	73	11
Proved Reserves, Purchases		0	4	0
Proved Reserves, Extensions, Discoveries, and Additions		57	43	27
Proved Reserves, Production		(239)	(234)	(235)
Closing balance		1,727	1,659	1,598
Proved developed reserves: Opening balance		1,372	1,329	1,470
Proved developed reserves: Closing balance		1,389	1,372	1,329
Proved undeveloped reserves: Opening balance		287	269	379
Proved undeveloped reserves: Closing balance		338	287	269
Gas [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		3,254	3,218	3,479
Proved Reserves, Revisions of Previous Estimates	[1]	(4)	294	(23)
Proved Reserves, Improved Recovery		4	4	1
Proved Reserves, Purchases		0	2	0
Proved Reserves, Extensions, Discoveries, and Additions		18	0	25
Proved Reserves, Production		(270)	(264)	(264)
Closing balance		3,002	3,254	3,218
Proved developed reserves: Opening balance		3,158	3,131	3,176
Proved developed reserves: Closing balance		2,882	3,158	3,131
Proved undeveloped reserves: Opening balance		96	87	303
Proved undeveloped reserves: Closing balance		119	96	87
Oil [Member]
Reserve Quantities Proved Developed and Undeveloped Oil and Gas Reserve Quantities [Line Items]
Opening balance		1,088	1,033	1,239
Proved Reserves, Revisions of Previous Estimates	[1]	121	124	(50)
Proved Reserves, Improved Recovery		128	72	11
Proved Reserves, Purchases		0	3	0
Proved Reserves, Extensions, Discoveries, and Additions		54	44	22
Proved Reserves, Production		(191)	(188)	(189)
Closing balance		1,200	1,088	1,033
Proved developed reserves: Opening balance		818	779	913
Proved developed reserves: Closing balance		883	818	779
Proved undeveloped reserves: Opening balance		270	254	326
Proved undeveloped reserves: Closing balance		317	270	254

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in proved area), usually obtained from development drilling and production history or result from changes in economic factors.